Loan impairment provisions (Details) - GBP (£) £ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Loan impairment provisions
Financial Assets	£ 702,601		£ 720,053
Off-Balance Sheet Exposures
Loan impairment provisions
ECL provisions	100		100
Other contingent liabilities
Loan impairment provisions
ECL (release)/charge	(3)	£ (3)
Other financial assets
Loan impairment provisions
Financial Assets	35,516		30,895
ECL (release)/charge	(5)	(2)
Loans - amortised cost and FVOCI
Loan impairment provisions
Financial Assets	385,252		377,153
ECL provisions	£ 3,557		£ 3,434
ECL provision coverage	0.92%		0.91%
Loans - FVOCI
Loan impairment provisions
ECL provisions	£ 4		£ 3
ECL (release)/charge	223		(54)
FVOCI
Loan impairment provisions
Financial Assets	18,176		16,973
FVOCI | Other financial assets
Loan impairment provisions
Financial Assets	18,176		16,973
ECL (release)/charge	(1)	£ 0
Cash at central banks | Assets within the scope of the ECL framework
Loan impairment provisions
Financial Assets	121,900		143,300
Debt securities | Assets within the scope of the ECL framework
Loan impairment provisions
Financial Assets	34,700		29,900
Stage 1 | Loans - amortised cost and FVOCI
Loan impairment provisions
Financial Assets	336,362		325,224
ECL provisions	£ 661		£ 632
ECL provision coverage	0.20%		0.19%
Stage 1 | Loans - FVOCI
Loan impairment provisions
ECL (release)/charge	£ (209)		£ (342)
Stage 2 | Loans - amortised cost and FVOCI
Loan impairment provisions
Financial Assets	43,440		46,833
ECL provisions	£ 991		£ 1,043
ECL provision coverage	2.28%		2.23%
Stage 2 | Loans - FVOCI
Loan impairment provisions
ECL (release)/charge	£ 296		£ 205
Stage 3 | Loans - amortised cost and FVOCI
Loan impairment provisions
Financial Assets	5,450		5,096
ECL provisions	£ 1,905		£ 1,759
ECL provision coverage	34.95%		34.52%
Amounts written off	£ 122		£ 215
Stage 3 | Loans - amortised cost and FVOCI | Individual
Loan impairment provisions
Financial Assets	1,247		1,121
ECL provisions	295		287
Amounts written off	22		58
Stage 3 | Loans - amortised cost and FVOCI | Collective
Loan impairment provisions
Financial Assets	4,203		3,975
ECL provisions	1,610		1,472
Amounts written off	100		157
Stage 3 | Loans - FVOCI
Loan impairment provisions
ECL (release)/charge	136		83
Stage 3 | Loans - FVOCI | Individual
Loan impairment provisions
ECL (release)/charge	13		(1)
Stage 3 | Loans - FVOCI | Collective
Loan impairment provisions
ECL (release)/charge	£ 123		£ 84